Net financial results (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Disclosure of finance income (cost) [text block]

	06/30/2026	06/30/2025
Financial expenses
Interest on loans, financing and debentures (1)	(2,832,258)	(2,733,269)
Premium expenses on early settlements (2)	(129,841)
Amortization of transaction costs	(84,591)	(48,174)
Interest expenses on lease liabilities (3)	(232,932)	(230,308)
Other	(231,290)	(234,773)
	(3,510,912)	(3,246,524)

Financial income
Cash and cash equivalents and marketable securities	971,605	702,662
Other	38,162	119,450
	1,009,767	822,112
Results from derivative financial instruments
Income	6,562,692	7,015,340
Expenses	(2,560,744)	(662,835)
	4,001,948	6,352,505
Monetary and exchange rate variations, net
Exchange rate variations on loans, financing and debentures	3,615,919	9,147,254
Leases	138,600	322,483
Other assets and liabilities (4)	(649,306)	(1,276,652)
	3,105,213	8,193,085
Net financial result	4,606,016	12,121,178
(1)Excludes R$44,289 arising from capitalized loan costs, substantially related to property, plant and equipment in progress of the Cerrado Project for the six-month period ended June 30, 2026 (R$126,119 as at June 30, 2025).
(2)R$121,752 related to the costs of early termination of the pre‑approved and undrawn credit facility with Finnvera.
(3)Includes R$119,255 eliminated resulting from the reclassification to the biological assets item for inclusion in the cost of formation (R$133,133 in the Consolidated as of June 30, 2025).
(4)Includes effects of exchange rate variations of trade accounts receivable, trade accounts payable, cash and cash equivalents, marketable securities and others.